INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Summary of investments

	December 31, 2022	December 31, 2021
	$	$
Equities held (i)	7,474,287	28,578,556
Warrants held (ii)	26,868	3,363,902
Total Investments	7,501,155	31,942,458

Summary of equity securities held

The Company held the following equities as at December 31, 2022 and 2021:

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	3,770,398
Labrador Gold Corp.	12,555,556	8,850,000	3,703,889
Long Range	5,000,000	500,000	—
Total Equities		17,812,704	7,474,287

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	7,276,206
Labrador Gold Corp.	12,555,556	8,850,000	11,300,000
Long Range	5,000,000	500,000	500,000
Novo Resources Corp.	6,645,000	16,014,450	9,502,350
Total Equities		33,827,154	28,578,556

Summary of warrants

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	10,331
Labrador Gold Corp.	6,277,778	—	16,537
Total Warrants		—	26,868

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	837,381
Labrador Gold Corp.	6,277,778	—	2,526,521
Total Warrants		—	3,363,902

Summary of analysis of investments including related gains and losses

	Year ended December 31,
	2022	2021
	$	$
Investments, beginning of year	31,942,458	21,089,997
Investments received in sale of exploration and evaluation assets	—	500,000
Purchases of investments	—	12,850,001
Disposition of investments	(4,827,266)	(1,313,462)
Realized (loss) gain on investments	(4,675,084)	192,114
Unrealized (loss) on investments	(14,938,953)	(1,376,192)
Investments, end of year	7,501,155	31,942,458